Inventories (Tables)	12 Months Ended
Dec. 31, 2018
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Disclosure of Inventories

(in millions of Euros)	At December 31, 2018	At December 31, 2017
Finished goods	165	164
Work in progress	347	332
Raw materials	112	111
Stores and supplies	67	64
Inventories write down	(31)	(28)

Total inventories	660	643